CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated deficit [Member]	Equity attributed to Eltek Ltd. and subsidiaries [Member]	Non controlling interest [Member]	Total
Balance at Dec. 31, 2012	$ 1,384	$ 14,328	$ 2,713	$ 695	$ (13,708)	$ 5,412	$ 124	$ 5,536
Balance, shares at Dec. 31, 2012	6,610,107
Changes during the year
Foreign currency translation adjustments			$ 473			473	14	487
Net income (loss)					$ 3,823	3,823	(42)	3,781
Comprehensive income (loss)						4,296	$ (28)	4,268
Issuance of shares, net of costs	$ 601	$ 2,942				3,543		3,543
Issuance of shares, net of costs, shares	3,532,655
Balance at Dec. 31, 2013	$ 1,985	$ 17,270	$ 3,186	$ 695	$ (9,855)	13,251	$ 96	13,347
Balance, shares at Dec. 31, 2013	10,142,762
Changes during the year
Foreign currency translation adjustments			$ (1,279)			(1,279)	11	(1,268)
Net income (loss)					$ (2,665)	(2,665)	(190)	(2,855)
Comprehensive income (loss)			$ (1,279)		(2,665)	(3,944)	(179)	(4,123)
Balance at Dec. 31, 2014	$ 1,985	$ 17,270	1,907	$ 695	$ (12,550)	9,307	(83)	$ 9,224
Balance, shares at Dec. 31, 2014	10,142,762							10,142,762
Changes during the year
Foreign currency translation adjustments			$ (15)			(15)	9	$ (6)
Net income (loss)					$ 1,043	1,043	(17)	1,026
Comprehensive income (loss)			$ (15)		1,043	1,028	(8)	1,020
Balance at Dec. 31, 2015	$ 1,985	$ 17,270	$ 1,892	$ 695	$ (11,507)	$ 10,335	$ (91)	$ 10,244
Balance, shares at Dec. 31, 2015	10,142,762							10,142,762